Commitments And Contingencies (Schedule Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
2012	$ 11,822
2013
Head lease payments	11,822
Property Rental Agreements [Member]
Property, Plant and Equipment [Line Items]
2012	2,084
2013	1,199
2014	915
2015	923
2016	600
Thereafter	713
Head lease payments	$ 6,434